Other Long-term Assets (Details 2) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Housing loans made to employees
Term of staff housing loan	5 years
Staff housing loans outstanding repayable within 12 months	¥ 43.1	¥ 48.5
Equal to or more than
Housing loans made to employees
Interest rate on staff housing loan (as a percent)	1.50%	1.50%
Less than
Housing loans made to employees
Interest rate on staff housing loan (as a percent)	3.25%	3.25%